Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
NestYield Total Return Guard ETF
Shareholder Report [Line Items]
Fund Name	NestYield Total Return Guard ETF
Class Name	NestYield Total Return Guard ETF
Trading Symbol	EGGS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NestYield Total Return Guard ETF (the "Fund") for the period December 26, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nestyield.com/. You can also request this information by contacting us at (855) 879‑5979 or by writing to NestYield Total Return Guard ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 879‑5979
Additional Information Website	https://nestyield.com/
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Total Return Guard ETF	$38	0.89%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.89%
Net Assets	$ 19,817,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 48,439
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (Thousands)	$19,817
Number of Holdings	61
Total Advisory Fee Paid	$48,439
Portfolio Turnover Rate	44%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(Percentage of Net Assets)
NVIDIA Corp.	12.6
Broadcom, Inc.	12.3
Eli Lilly & Co.	6.9
Tesla, Inc.	5.6
Vistra Corp.	5.5
Netflix, Inc.	5.3
MicroStrategy, Inc.	5.3
Microsoft Corp.	5.0
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9
Meta Platforms, Inc.	4.6

Material Fund Change [Text Block]	How Has the Fund Changed? There we no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
NestYield Dynamic Income ETF
Shareholder Report [Line Items]
Fund Name	NestYield Dynamic Income ETF
Class Name	NestYield Dynamic Income ETF
Trading Symbol	EGGY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NestYield Dynamic Income ETF (the "Fund") for the period December 26, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nestyield.com/. You can also request this information by contacting us at (855) 879‑5979 or by writing to NestYield Dynamic Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 879‑5979
Additional Information Website	https://nestyield.com/
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Dynamic Income ETF	$38	0.89%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.89%
Net Assets	$ 22,907,000
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 51,053
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (Thousands)	$22,907
Number of Holdings	57
Total Advisory Fee Paid	$51,053
Portfolio Turnover Rate	53%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(Percentage of Net Assets)
NVIDIA Corp.	12.7
Broadcom, Inc.	12.4
Eli Lilly & Co.	7.0
Vistra Corp.	5.3
Tesla, Inc.	5.3
Netflix, Inc.	5.2
MicroStrategy, Inc.	5.1
Microsoft Corp.	5.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0
Meta Platforms, Inc.	4.7

Material Fund Change [Text Block]	How Has the Fund Changed? There we no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
NestYield Visionary ETF
Shareholder Report [Line Items]
Fund Name	NestYield Visionary ETF
Class Name	NestYield Visionary ETF
Trading Symbol	EGGQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NestYield Visionary ETF (the "Fund") for the period December 27, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nestyield.com/. You can also request this information by contacting us at (855) 879-5979 or by writing to NestYield Visionary ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 879-5979
Additional Information Website	https://nestyield.com/
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NestYield Visionary ETF	$39	0.89%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.89%
Net Assets	$ 32,475,000
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 58,970
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (Thousands)	$32,475
Number of Holdings	24
Total Advisory Fee Paid	$58,970
Portfolio Turnover Rate	61%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(Percentage of Net Assets)
NVIDIA Corp.	12.5
Broadcom, Inc.	11.5
Meta Platforms, Inc.	7.0
Eli Lilly & Co.	6.5
MicroStrategy, Inc.	6.0
Vistra Corp.	5.5
Netflix, Inc.	5.4
Tesla, Inc.	5.4
Microsoft Corp.	5.0
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7

Material Fund Change [Text Block]	How Has the Fund Changed? There we no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.